Investment Risks - Investment Trust Prospectus	Aug. 01, 2026
CORE PLUS FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. This fund is more susceptible to interest rate changes than funds that have a shorter-weighted average maturity, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
CORE PLUS FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
CORE PLUS FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
CORE PLUS FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
CORE PLUS FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
CORE PLUS FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
CORE PLUS FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
CORE PLUS FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
CORE PLUS FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
CORE PLUS FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
CORE PLUS FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
CORE PLUS FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
CORE PLUS FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
CORE PLUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
CORE PLUS FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DIVERSIFIED BOND FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. This fund is more susceptible to interest rate changes than funds that have shorter-weighted maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
DIVERSIFIED BOND FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
DIVERSIFIED BOND FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
DIVERSIFIED BOND FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
DIVERSIFIED BOND FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
DIVERSIFIED BOND FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
DIVERSIFIED BOND FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
DIVERSIFIED BOND FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
DIVERSIFIED BOND FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
DIVERSIFIED BOND FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DIVERSIFIED BOND FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DIVERSIFIED BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DIVERSIFIED BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
HIGH INCOME FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term debt securities, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
HIGH INCOME FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
HIGH INCOME FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer than issuers of investment grade debt securities. High-yield securities (junk bonds) are inherently speculative. These factors may be more likely to cause an issuer of high-yield bonds to default on its obligations.
HIGH INCOME FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.
HIGH INCOME FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
HIGH INCOME FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
HIGH INCOME FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loans Risk – When purchasing participations, the fund generally has no rights to enforce borrower compliance with the terms of the loan agreement, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan. This means the fund assumes the credit risk of both the borrower and the lender that sells the participation. Investments in unsecured bank loans are subject to greater risk than investment in loans secured by collateral. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional purchases or meet redemptions. Finally, bank loans may not be considered “securities” under the federal securities laws. Therefore, the fund may not be able to rely on the anti-fraud provisions of those laws.
HIGH INCOME FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
HIGH INCOME FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
HIGH INCOME FUND | New Issue Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Issue Risk – The market value of newly issued securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited availability for trading, and limited information about the issuer.
HIGH INCOME FUND | Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distressed Securities Risk – Distressed securities are speculative and involve substantial risk in addition to the risks of investing in high-yield bonds. Distressed securities frequently do not produce income while they are outstanding and may require the fund to bear certain extraordinary expenses to protect and recover its investment. Distressed securities are at high risk for default and may include securities that have already defaulted. The fund could lose its entire investment.
HIGH INCOME FUND | Deferred Payment Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Deferred Payment Securities Risk – During the time that interest payments are not being made on these securities, holders are deemed to receive income (phantom income) annually, even though cash is not received. Additionally, these securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. Longer term zero-coupon bonds are more exposed to this risk than those with shorter terms.
HIGH INCOME FUND | Restricted And Illiquid Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.
HIGH INCOME FUND | Payment-In-Kind Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Payment-in-Kind Securities Risk – Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The market price of payment-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.
HIGH INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
HIGH INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
HIGH-YIELD FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
HIGH-YIELD FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – High-yield debt securities are especially subject to credit risk. The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
HIGH-YIELD FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
HIGH-YIELD FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
HIGH-YIELD FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
HIGH-YIELD FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
HIGH-YIELD FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
HIGH-YIELD FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes.To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
HIGH-YIELD FUND | Restricted And Illiquid Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.
HIGH-YIELD FUND | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk – The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby canceling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.
HIGH-YIELD FUND | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk – Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
HIGH-YIELD FUND | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk – In addition to the same general risks as debt securities, loans in which the fund invests may be exposed to restrictions on transfer, the inability or unwillingness of assignor(s) on whom the fund relies to demand and receive loan payments, and the risks of being a lender.
HIGH-YIELD FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
HIGH-YIELD FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
MULTISECTOR INCOME FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have a shorter-weighted average maturity, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
MULTISECTOR INCOME FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
MULTISECTOR INCOME FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
MULTISECTOR INCOME FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
MULTISECTOR INCOME FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
MULTISECTOR INCOME FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
MULTISECTOR INCOME FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
MULTISECTOR INCOME FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
MULTISECTOR INCOME FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
MULTISECTOR INCOME FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
MULTISECTOR INCOME FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
MULTISECTOR INCOME FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
MULTISECTOR INCOME FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
MULTISECTOR INCOME FUND | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk – Convertible securities may be affected by changes in interest rates, the credit of the issuer, and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.

MULTISECTOR INCOME FUND | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
MULTISECTOR INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
MULTISECTOR INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
PRIME MONEY MARKET FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. A sharp and unexpected rise in interest rates could cause the fund’s price to drop.
PRIME MONEY MARKET FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.
PRIME MONEY MARKET FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – Changing regulatory or market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.
PRIME MONEY MARKET FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
PRIME MONEY MARKET FUND | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk – If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
PRIME MONEY MARKET FUND | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk – The fund is sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.
PRIME MONEY MARKET FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
PRIME MONEY MARKET FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SHORT DURATION FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.
SHORT DURATION FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
SHORT DURATION FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
SHORT DURATION FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
SHORT DURATION FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
SHORT DURATION FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
SHORT DURATION FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
SHORT DURATION FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
SHORT DURATION FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
SHORT DURATION FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
SHORT DURATION FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
SHORT DURATION FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
SHORT DURATION FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
SHORT DURATION FUND | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk – The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.

SHORT DURATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
SHORT DURATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SHORT DURATION INFLATION PROTECTION BOND FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates. Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations. A period of rising interest rates may negatively affect the fund’s performance.
SHORT DURATION INFLATION PROTECTION BOND FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
SHORT DURATION INFLATION PROTECTION BOND FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
SHORT DURATION INFLATION PROTECTION BOND FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
SHORT DURATION INFLATION PROTECTION BOND FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
SHORT DURATION INFLATION PROTECTION BOND FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
SHORT DURATION INFLATION PROTECTION BOND FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
SHORT DURATION INFLATION PROTECTION BOND FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
SHORT DURATION INFLATION PROTECTION BOND FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
SHORT DURATION INFLATION PROTECTION BOND FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
SHORT DURATION INFLATION PROTECTION BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
SHORT DURATION INFLATION PROTECTION BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SHORT DURATION STRATEGIC INCOME FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.
SHORT DURATION STRATEGIC INCOME FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
SHORT DURATION STRATEGIC INCOME FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
SHORT DURATION STRATEGIC INCOME FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.
SHORT DURATION STRATEGIC INCOME FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
SHORT DURATION STRATEGIC INCOME FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligations, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
SHORT DURATION STRATEGIC INCOME FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
SHORT DURATION STRATEGIC INCOME FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
SHORT DURATION STRATEGIC INCOME FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
SHORT DURATION STRATEGIC INCOME FUND | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
SHORT DURATION STRATEGIC INCOME FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
SHORT DURATION STRATEGIC INCOME FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
SHORT DURATION STRATEGIC INCOME FUND | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk – The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby canceling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.
Convertible Securities Risk – The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer, and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.
SHORT DURATION STRATEGIC INCOME FUND | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by counterparties.
SHORT DURATION STRATEGIC INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
SHORT DURATION STRATEGIC INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. GOVERNMENT MONEY MARKET FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. A sharp and unexpected rise in interest rates could cause the fund’s price to drop.
U.S. GOVERNMENT MONEY MARKET FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.
U.S. GOVERNMENT MONEY MARKET FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – Changing regulatory or market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.
U.S. GOVERNMENT MONEY MARKET FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
U.S. GOVERNMENT MONEY MARKET FUND | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk – If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
U.S. GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
U.S. GOVERNMENT MONEY MARKET FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.